Cash and cash equivalents and time deposits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Time deposits	$ 473	$ 410
Maturity (in months)	6 months 15 days	3 months 6 days